Other Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other Balance Sheet Components	Other Balance Sheet Components
Property and Equipment, net
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2021	2020
Computer equipment and software	$3,123	$2,002
Furniture and fixtures	2,201	1,174
Capitalized internal-use software	1,842	1,842
Leasehold improvements	9,502	2,850
Property and equipment, gross	16,668	7,868
Less: accumulated depreciation and amortization	(4,123)	(2,150)
Property and equipment, net	$12,545	$5,718
Depreciation and amortization expense was $2.0 million and $1.0 million, for the years ended December 31, 2021 and 2020, respectively.
Intangible Assets, net
The Company’s intangible assets consist of customer relationships and developed technology arising from acquisitions.
Intangible assets, net consisted of the following (in thousands):

	As of December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life (years)
Customer relationships	$7,068	$(4,684)	$2,384	3.0
Developed technology	4,600	(2,149)	2,451	2.7
Total intangible assets, net	$11,668	$(6,833)	$4,835	2.8

	As of December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life (years)
Customer relationships	$7,068	$(3,451)	$3,617	3.0
Developed technology	4,600	(1,230)	3,370	3.7
Total intangible assets, net	$11,668	$(4,681)	$6,987	3.3
Amortization expense related to intangible assets was $2.2 million and $2.1 million for the years ended December 31, 2021 and 2020, respectively.
Expected future amortization expense for intangible assets as of December 31, 2021 was as follows (in thousands):

Years Ending December 31,	Amount
2022	$1,773
2023	1,773
2024	1,054
2025	235
Thereafter	—
Total	$4,835
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2021	2020
Accrued compensation	$3,375	$6,888
Liability for early exercise of unvested stock options	690	1,133
Taxes payable	879	516
Deferred revenue	3,388	2,585
Other accrued and current liabilities	7,112	3,876
Accrued expenses and other current liabilities	$15,444	$14,998